SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of property and equipment estimated useful lives (Detail)	Dec. 31, 2025
Office Building | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	20 years
Office Building | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	25 years
Electronic equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Electronic equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Office equipment & Furniture | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Office equipment & Furniture | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	4 years
Motor vehicles | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	10 years